Offerings	May 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	The registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee (except with respect to the carry forward securities identified in the table above, which registration fees have already been paid). In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to purchase Common Stock
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Maximum Aggregate Offering Price	$ 450,737,060.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-264946
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 56,750.08
Offering Note	The $450,737,060 of unsold securities were carried forward from the registration statement on Form S-3 (No. 333-264946) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission (the "SEC") on May 13, 2022, and the related prospectus supplement filed with the SEC on May 13, 2022, pursuant to Rule 415(a)(6) under the Securities Act. In connection with the registration of these securities, a registration fee of $56,750.08 was previously paid, which registration fee will continue to be applied to these securities included in this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of these securities carried forward pursuant to the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	11,863,701
Maximum Aggregate Offering Price	$ 264,975,762.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-264946
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 32,517.00
Offering Note	The $264,975,762 of unsold securities were carried forward from the Prior Registration Statement and the related prospectus supplement filed with the SEC on May 13, 2022, pursuant to Rule 415(a)(6) under the Securities Act. In connection with the registration of these securities, a registration fee of $32,517 was previously paid, which registration fee will continue to be applied to these securities included in this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of these securities carried forward pursuant to the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	10,554,859
Maximum Aggregate Offering Price	$ 208,775,111.02
Carry Forward Form Type	S-3
Carry Forward File Number	333-264946
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 30,815.21
Offering Note	The $208,775,111.02 of unsold securities were carried forward from the Prior Registration Statement and the related prospectus supplement filed with the SEC on August 22, 2024, pursuant to Rule 415(a)(6) under the Securities Act. In connection with the registration of these securities, a registration fee of $30,815.21 was previously paid, which registration fee will continue to be applied to these securities included in this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of these securities carried forward pursuant to the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.